Other (Expense)/Income - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Feb. 18, 2021	Feb. 03, 2021	Feb. 02, 2021
Non Operating Expense Income [Line Items]
Debt issuance costs expensed		$ (47,718)	$ 0
Common Class A [Member]
Non Operating Expense Income [Line Items]
Class of warrants or rights number of securities called for by the warrants or rights		43,500,000
Two Thousand and Twenty One Bridge Notes [Member] | Two Thousand and Twenty One Bridge Financing [Member]
Non Operating Expense Income [Line Items]
Debt principal amount					$ 18,100	$ 60,000
Two Thousand and Twenty One Bridge Notes [Member] | Two Thousand and Twenty One Bridge Financing [Member] | SVB Line Of Credit [Member]
Non Operating Expense Income [Line Items]
Stock shares issued during the period new issues value		$ 43,900
Stock issued during the period shares bridge financing		93,000,000.0
Payment of debt modification costs		$ 3,700
Two Thousand and Twenty One Bridge Notes [Member] | Debt First Tranche [Member] | Two Thousand and Twenty One Bridge Financing [Member]
Non Operating Expense Income [Line Items]
Debt principal amount	$ 24,200
Loss on issuance of debt		(84,291)	0
Two Thousand and Twenty One Bridge Notes [Member] | Debt First Tranche [Member] | Two Thousand and Twenty One Bridge Financing [Member] | Common Class A [Member]
Non Operating Expense Income [Line Items]
Stock shares issued during the period new issues shares	126,600,000
Stock shares issued during the period new issues value	$ 59,800
Class of warrants or rights number of securities called for by the warrants or rights	42,500,000
Warrants or rights outstanding	$ 18,400
Two Thousand and Twenty One Bridge Notes [Member] | Debt Second Tranche [Member] | Two Thousand and Twenty One Bridge Financing [Member]
Non Operating Expense Income [Line Items]
Debt principal amount	40,000			$ 40,000	$ 1,900
Loss on issuance of debt		(12,185)	0
Convertible debt fair value	52,200
Two Thousand and Twenty One Bridge Notes [Member] | Tranche One And Two [Member] | Two Thousand and Twenty One Bridge Financing [Member]
Non Operating Expense Income [Line Items]
Debt issuance costs expensed		47,600
Bridge Notes Rights Offering [Member] | Class A Common Stock Warrants [Member] | Incentive Shares Issued In Connection With Rights Offering [Member]
Non Operating Expense Income [Line Items]
Loss on issuance of debt		3,200
Bridge Notes Rights Offering [Member] | Two Thousand and Twenty One Bridge Financing [Member]
Non Operating Expense Income [Line Items]
Debt principal amount		500
Loss on issuance of debt		(3,193)	$ 0
Convertible debt fair value		600
Debt issuance costs expensed		$ 100
Bridge Notes Rights Offering [Member] | Two Thousand and Twenty One Bridge Financing [Member] | Class A Common Stock Warrants [Member] | Incentive Shares Issued In Connection With Rights Offering [Member]
Non Operating Expense Income [Line Items]
Class of warrants or rights issued during the period units		600,000
Class of warrants or rights issued during the period value		$ 500
Bridge Notes Rights Offering [Member] | Two Thousand and Twenty One Bridge Financing [Member] | Common Class A [Member] | Incentive Shares Issued In Connection With Rights Offering [Member]
Non Operating Expense Income [Line Items]
Stock shares issued during the period new issues value		$ 2,600
Stock issued during the period shares bridge financing		3,400,000
Bridge Notes Rights Offering [Member] | Debt First Tranche [Member] | Two Thousand and Twenty One Bridge Financing [Member]
Non Operating Expense Income [Line Items]
Debt principal amount	$ 18,100